OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	$ 7,193,527	$ 7,261,726	$ 11,038,612
Chile, Pesos
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	611,542	500,398
United States of America, Dollars
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	$ 6,581,985	$ 6,761,328